UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   June 17, 2023 to July 17, 2023

Commission File Number of issuing entity:  333-206987-01

Central Index Key Number of issuing entity:  0001696707

BBCMS Mortgage Trust 2017-C1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-206987

Central Index Key Number of depositor:  0001541480

Barclays Commercial Mortgage Securities LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000312070

Barclays Bank PLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001685185

UBS AG, acting through its branch located at 1285 Avenue of the Americas, New York, New York
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001592182

LMF Commercial, LLC (formerly known as Rialto Mortgage Finance, LLC)
(Exact name of sponsor as specified in its charter)

Daniel Vinson (212) 412-7519
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4021813
38-4021814
38-7170519
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-SB			X
A-S			X
B			X
C			X
X-A			X
X-B			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Reported Additional Debt: With respect to the Anaheim Marriott Suites Mortgage Loan, the related borrower was provided a one-time waiver of the prohibition in the governing loan documents against incurring additional debt in connection with the borrower’s obtaining an unsecured loan pursuant to the Paycheck Protection Program created by the CARES Act in the amount of $2,516,500.00.

On July 17, 2023 a distribution was made to holders of the certificates issued by BBCMS Mortgage Trust 2017-C1.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the BBCMS Mortgage Trust 2017-C1 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on July 17, 2023

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
0	N/A	1	$381,401.38

No assets securitized by Barclays Commercial Mortgage Securities LLC (the "Depositor") and held by BBCMS Mortgage Trust 2017-C1 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from June 17, 2023 to July 17, 2023.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on May 5, 2023. The CIK number for the Depositor is 0001541480.

Barclays Bank PLC  filed its most recent Rule 15Ga-1 Form ABS-15G on May 5, 2023. The CIK number for Barclays Bank PLC  is 0000312070.

UBS AG, acting through its branch located at 1285 Avenue of the Americas, New York, New York filed its most recent Rule 15Ga-1 Form ABS-15G on February 14, 2023. The CIK number for UBS AG, acting through its branch located at 1285 Avenue of the Americas, New York, New York is 0001685185.

LMF Commercial, LLC (formerly known as Rialto Mortgage Finance, LLC) filed its most recent Rule 15Ga-1 Form ABS-15G on February 14, 2023. The CIK number for LMF Commercial, LLC (formerly known as Rialto Mortgage Finance, LLC) is 0001592182.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on July 27, 2023 under Commission File No. 333-206987-01 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on July 27, 2023 under Commission File No. 333-206987-01 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for BBCMS Mortgage Trust 2017-C1, affirms the following amounts in the respective accounts:

Collection Account Beginning and Ending Balance
Prior Distribution Date	06/16/2023	$0.00
Current Distribution Date	07/17/2023	$0.00

*REO Account Beginning and Ending Balance
Prior Distribution Date	06/16/2023	$0.00
Current Distribution Date	07/17/2023	$0.00
*As provided by Special Servicer

Computershare Trust Company, N.A., as agent for Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for BBCMS Mortgage Trust 2017-C1, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date	06/16/2023	$4,631.27
Current Distribution Date	07/17/2023	$4,468.83

Interest Reserve Account Balance
Prior Distribution Date	06/16/2023	$0.00
Current Distribution Date	07/17/2023	$0.00

Gain-on-Sale Reserve Account Balance
Prior Distribution Date	06/16/2023	$0.00
Current Distribution Date	07/17/2023	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by BBCMS Mortgage Trust 2017-C1, relating to the July 17, 2023 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on July 27, 2023 under Commission File No. 333-206987-01 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on July 27, 2023 under Commission File No. 333-206987-01 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Barclays Commercial Mortgage Securities LLC
(Depositor)

/s/ Daniel Vinson
Daniel Vinson, Chief Executive Officer

Date: July 26, 2023